SUPPLEMENT DATED MARCH 20, 2002

TO

PROSPECTUS DATED FEBRUARY 14, 2002

FOR

ALL-STAR VARIABLE AND FIXED ANNUITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

______________________________________________________________

The table of "Underlying Fund Annual Expenses," appearing on page 7 of prospectus, is replaced by the following table. The accompanying footnotes appearing on pages 7 and 8 remain unchanged.

UNDERLYING FUND ANNUAL EXPENSES1

(numbers in parentheses represent expenses after any fee waivers or expense reimbursements) 2

(as a percentage of Fund net assets)
	Management	12b-1 or	Other Fund
	Fees	Service Fees	Expenses	Total Annual Fund
Fund
AIM Capital Appreciation[3]	0.61%	0.25%	0.21%	1.07%
AIM International Equity[3]	0.73%	0.25%	0.29%	1.27%
AIM Value[3]	0.61%	0.25%	0.23%	1.09%
Alliance Growth & Income[3]	0.63%	0.25%	0.06%	0.94%
Alliance Premier Growth[3]	1.00%	0.25%	0.05%	1.30%
Alliance Technology[3]	1.00% (0.99%)	0.25%	0.08% (0.07%)	1.33% (1.31%)
Alliance Worldwide Privatization[3]	1.00% (0.51%)	0.25%	0.55% (0.44%)	1.80% (1.20%)
Fidelity Dynamic Capital Appreciation[3]	0.57%	0.25%	0.61%	1.43%
Fidelity Equity Income[3]	0.48%	0.25%	0.10%	0.83%
Fidelity Growth Opportunities[3]	0.58%	0.25%	0.12%	0.95%
Galaxy VIP Columbia Real Estate Equity Fund II	0.75%		2.43% (0.85%)	3.18% (1.60%)
Galaxy VIP High Quality Bond Fund	0.40%		0.59% (0.46%)	0.99% (0.86%)
Colonial High Yield Securities[3]	0.60%	0.25% (0.01%)	0.34%	1.19% (0.95%)
Colonial Strategic Income[3]	0.65%	0.25% (0.24%)	0.11%	1.01% (1.00%)
Colonial U.S. Growth & Income[3]	0.80%	0.25% (0.12%)	0.08%	1.13% (1.00%)
Liberty S&P 500 Index[3]	0.40%	0.25% (0.00%)	0.71% (0.35%)	1.36% (0.75%)
Liberty Select Value[3]	0.70%	0.25% (0.00%)	1.71% (0.40%)	2.66% (1.10%)
Liberty All-Star Equity[3]	0.80%	0.25% (0.00%)	0.71% (0.35%)	1.36% (0.75%)
Newport Tiger[3]	0.90%	0.25%	0.25%	1.40%
MFS Emerging Growth[3]	0.75%	0.20%	0.10%	1.05%
MFS Investors Growth Stock[3]	0.75%	0.20%	0.17% (0.16%)	1.12% (1.11%)
MFS Investors Trust[3]	0.75%	0.20%	0.12%	1.07%
MFS New Discovery[3]	0.90%	0.20%	0.19% (0.16%)	1.29% (1.26%)
Rydex Financial Services	0.85%	0.25%	0.75%	1.85%
Rydex Health Care	0.85%	0.25%	0.75%	1.85%
Rydex OTC	0.75%	0.25%	0.46%	1.46%
Liberty Federal Securities[3]	0.55%	0.25%	0.08%	0.88%
Stein Roe Balanced[3]	0.60%	0.25%	0.04%	0.89%
Stein Roe Growth Stock[3]	0.65%	0.25%	0.03%	0.93%
Stein Roe Money Market	0.50%		0.06%	0.56%
Wanger Foreign Forty	1.00%		0.68% (0.45%)	1.68% (1.45%)
Wanger International Small Cap	0.95%		0.05%	1.00%
Wanger Twenty	0.95%		0.60% (0.40%)	1.55% (1.35%)
Wanger U.S. Small Cap	1.20%		0.21%	1.41%